Inventories and Supplies	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Inventories and Supplies
18.	Inventories and Supplies

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Commercial:
At net realizable value(1)	1,406	2,463
At cost	1,755	3,253
Network:
At net realizable value(1)	420	592
At cost	1,445	1,738
Others:
At net realizable value(1)	2,259	357
At cost	3,248	718
Total inventories and supplies at the lower of cost or net realizable value	4,085	3,412

(1)	Amounts are net of allowance for inventory obsolescence and write-downs.

The cost of inventories and supplies recognized as expense for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(in million pesos)
Cost of sales	8,882	9,528	10,630
Provisions (Note 5)	934	471	1,528
Repairs and maintenance	613	823	688
Selling and promotions	3	138	43
	10,432	10,960	12,889

Changes in the allowance for inventory obsolescence and write-down for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Balances at beginning of the year	2,303	3,212
Provisions (Note 5)	934	471
Translation revaluation	(1)	—
Write-off	(56)	(136)
Reclassification	(209)	(220)
Cost of sales	(262)	(495)
Reversals	(346)	(529)
Balances at end of the year	2,363	2,303